Schedule III-Supplementary Insurance Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Future policy benefits and expenses	$ 2,958.5	$ 2,914.1	$ 2,992.9
Unearned premiums	42.0	49.9	54.5
Claims and benefits payable	1,054.5	1,190.5	1,266.1
Premium revenues	5.1	4.8	5.5
Net investment income	59.3	64.6	64.2
Benefits claims, losses and settlement expenses	56.6	63.1	58.6
Other operating expenses	$ 8.4	$ 9.9	$ 22.5